ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
NOTE 14:- ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

	Unrealized Gains (losses) on marketable securities	Unrealized Gains (losses) on cash flow hedges	Total

Beginning balance	$(94.6)	$(3.3)	$(97.9)
Other comprehensive income (loss) before reclassifications	49.1	(12.0)	37.1
Amounts reclassified from accumulated other comprehensive income	5.2	16.4	21.6
Net current period other comprehensive income	54.3	4.4	58.7
Ending balance	$(40.3)	$1.1	$(39.2)